NATIONWIDE MUTUAL FUNDS

Nationwide American Century Small Cap Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
(formerly, Nationwide Core Plus Bond Fund)
Nationwide BNY Mellon Disciplined Value Fund
(formerly, Nationwide Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
(formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund

Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund (formerly,
Nationwide AllianzGI International Growth Fund)
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated October 11, 2022
to the Statement of Additional Information (“SAI”) dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective immediately, the SAI is amended as follows:

a.	The following replaces the table and accompanying footnotes under the heading “Officers of the Trust” on page 62 of the SAI:

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served
1963	President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]  He previously served as the Trust’s Treasurer and Principal Financial Officer.

David Majewski
Year of Birth	Positions Held with Funds and Length of Time Served
1976	Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or Longer) Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth	Positions Held with Funds and Length of Time Served
1970	Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice
President of Nationwide Mutual Insurance Company.[1] He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.

Stephen R. Rimes

Year of Birth	Positions Held with Funds and Length of Time Served
1970	Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[1] He previously served as Assistant General Counsel for Invesco from 2000-2019.

Steven D. Pierce
Year of Birth	Positions Held with Funds and Length of Time Served
1965	Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

[1]	These positions are held with an affiliated person or principal underwriter of the Funds.
b.
The list of entities or people that are affiliates of both the Trust and Nationwide Fund Distributors LLC under the heading “Distributor” on page 78 of the SAI is deleted in its entirety and replaced with the following:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Christopher Graham
Kevin Grether
M. Diane Koken
Lee T. Cummings
Steven D. Pierce
Stephen R. Rimes
David Majewski

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE